Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		1 Months Ended								3 Months Ended		6 Months Ended		12 Months Ended
	May 13, 2016	Jul. 25, 2016	Jul. 21, 2016	May 31, 2016	Jan. 31, 2016	Jan. 31, 2016	Jun. 30, 2015	Apr. 30, 2015	Feb. 28, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Aug. 11, 2016	Mar. 31, 2016	Mar. 30, 2016
Summary of Significant Accounting Policies [Line Items]
Property plant and equipments estimated useful lives of assets														5 years
Working Capital Net Amount										$ 10,274,966		$ 10,274,966		$ 9,604,568
Net Income (Loss) Attributable to Parent, Total										(1,967,734)	$ 601,353	(2,459,571)	$ (6,024,480)	(11,733,549)	$ (20,084,554)
Retained Earnings (Accumulated Deficit), Total										(57,733,000)		(57,733,000)		(54,806,762)	(43,073,213)
Debt Instrument, Face Amount														5,800,000
Asset Impairment Charges															686,350
Finite-Lived Intangible Assets, Gross										11,893,745		11,893,745		11,893,745
Guaranteed Benefit Liability, Net														2,076,767
Future Unconditional Guarantee Paid												$ 2,200,000
Employee-related Liabilities, Current														1,900,000
Maintenance Costs														800,000
Other Cost and Expense, Operating														$ 3,500,000
Contingent Fee Description												Litigation costs are based primarily on a contingent fee structure (expected to average less than 20% of license revenue for a portfolio) and as such do not scale significantly with the acquisition of new portfolios.		Litigation costs are based primarily on a contingent fee structure (expected to average less than 20% of license revenue for a portfolio) and as such do not scale significantly with the acquisition of new portfolios.
Proceeds from Issuance of Common Stock	$ 1,200,000							$ 1,835,000				$ 1,182,278	1,835,000	$ 1,835,000	$ 6,021,144
Estimated Capital Expenditure														6,200,000
License and Services Revenue									$ 2,000,000					2,000,000
Proceeds from Issuance of Preferred Stock and Preference Stock												2,425,000	$ 0
Proceeds from License Fees Received				$ 1,300,000
Provision for Doubtful Accounts												22,350
Estimated During 2016 [Member]
Summary of Significant Accounting Policies [Line Items]
Employee-related Liabilities, Current										2,300,000		2,300,000
Other Cost and Expense, Operating										1,500,000
Litigation Settlement, Expense										1,000,000
Estimated Capital Expenditure										4,800,000
Series D Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Proceeds from Issuance of Preferred Stock and Preference Stock				$ 250,000
Fortress Agreement [Member]
Summary of Significant Accounting Policies [Line Items]
Proceeds from Lines of Credit									$ 1,126,900					1,126,900
Cash Reserves														200,000
Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Guaranteed Benefit Liability, Net																	$ 2,200,000
Proceeds from Issuance of Preferred Stock and Preference Stock			$ 2,825,000
Subsequent Event [Member] | Series C Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Preferred Stock Shares Redemption Percentage			0.00%
Payments for Repurchase of Redeemable Preferred Stock		$ 2,500,000
Subsequent Event [Member] | Series E Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Proceeds from Issuance of Preferred Stock and Preference Stock		$ 3,000,000	$ 3,000,000
Subsequent Event [Member] | Fortress Agreement [Member]
Summary of Significant Accounting Policies [Line Items]
Cash																$ 469,389		$ 869,924
Patents [Member]
Summary of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets, Gross										12,109,118		12,109,118		11,893,745
Proceeds from Sale of Intangible Assets					$ 2,175,000		$ 4,000,000							1,500,000
Payments to Acquire Intangible Assets														7,500,000
Patents [Member] | Fixed Payments To Acquire Intangibles [Member]
Summary of Significant Accounting Policies [Line Items]
Payments to Acquire Intangible Assets										2,200,000				2,200,000
Patents [Member] | Variable Payments To Acquire Intangibles [Member]
Summary of Significant Accounting Policies [Line Items]
Payments to Acquire Intangible Assets										3,200,000				5,300,000
Patents [Member] | Estimated During 2016 [Member]
Summary of Significant Accounting Policies [Line Items]
Debt Instrument, Face Amount										7,400,000		7,400,000
Payments to Acquire Intangible Assets										$ 5,400,000
License and Services Revenue												19,200,000
Patents [Member] | Estimated During 2016 [Member] | Inventergy Innovations, LLC [Member]
Summary of Significant Accounting Policies [Line Items]
License and Services Revenue												4,400,000
Patents [Member] | Estimated During 2016 [Member] | ECS [Member]
Summary of Significant Accounting Policies [Line Items]
License and Services Revenue												$ 300,000
Patents [Member] | Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Proceeds from Sale of Intangible Assets						$ 2,175,000
Patents and Patent Applications [Member]
Summary of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets, Gross														$ 54,806,762
Minimum [Member] | Patents [Member]
Summary of Significant Accounting Policies [Line Items]
Property plant and equipments estimated useful lives of assets														7 years
Maximum [Member] | Patents [Member]
Summary of Significant Accounting Policies [Line Items]
Property plant and equipments estimated useful lives of assets														10 years